Fees Summary	Jan. 02, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	79,196.65
Total Transaction Valuation	573,473,189
Total Offset Amount	0
Net Fee	$ 79,196.65